Employee Benefit Plan, Master Trust (Net Appreciation in FV & Investment Income) (Details) - EBP-43-1301883-022 [Master Trust] $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Master Trust [Line Items]
Net appreciation in fair value of AT&T Master Trust Investments	$ 5,204,225
Investment income:
Dividends	186,168
Interest	268
Income from investment in Group Trust	953,231
Net income from investment in AT&T Savings Plan Master Trust	$ 6,343,892